As filed with the Securities and Exchange Commission on June 19, 2014
Commission File Nos.  333-183048
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 11	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 461	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank J. Julian, Esq., Assistant Vice President, Legal
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on [Date] pursuant to paragraph (b)
[X]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

EXPLANATORY NOTE:  This Post-Effective Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed for the sole purpose of amending the Registration Statement to reflect the inclusion of the temporary "subject to completion" legend on the first page of the supplements contained in Post-Effective Amendment No. 10 filed on June 11, 2014, pursuant to Rule 481(b)(2) under the Securities Act of 1933, as amended. This Post-Effective Amendment does not otherwise delete, amend, or supersede any information contained in Post-Effective Amendment No. 10 or in the currently effective Registration Statement.

THE INFORMATION IN THE PROSPECTUS AS MODIFIED BY THIS SUPPLEMENT IS NOT COMPLETE AND MAY BE CHANGED.  WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.  THE PROSPECTUS AS MODIFIED BY THIS SUPPLEMENT IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Supplement Dated September 15, 2014
To The Prospectus Dated April 28, 2014

PERSPECTIVE II®
FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY
(Contracts offered for sale on and after September 10, 2012)

Issued by
Jackson National Life Insurance Company® and through
Jackson National Separate Account – I

This supplement updates the above-referenced prospectus. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of the prospectus, please contact us at our Annuity Service Center, P.O. Box 30314, Lansing, Michigan, 48909-7814; 1-800-644-4565; www.jackson.com.

REVISED GAWA% TABLES UNDER THE LIFEGUARD FREEDOM 6 NET AND LIFEGUARD FREEDOM FLEX GMWBs.

1. Single Life versions of the LifeGuard Freedom 6 Net and LifeGuard Freedom Flex GMWBs

For single life versions of the LifeGuard Freedom 6 Net and LifeGuard Freedom Flex GMWBs issued on or after September 15, 2014, there are five different Guaranteed Annual Withdrawal Amount percentage tables ("GAWA% tables") that may be available, each with different corresponding charges. The five GAWA% tables are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; the Income Stream Level 3 GAWA% Table; the Income Stream Level 4 GAWA% Table; and the Income Stream Level 5 GAWA% Table. The Income Stream Level 4 and Income Stream Level 5 GAWA% Tables offer the same Guaranteed Annual Withdrawal Amount percentages and charges as the previously named Base and Optional Income Upgrade tables, respectively. The Income Stream Level 1, Income Stream Level 2, and Income Stream Level 3 GAWA% Tables offer reduced Guaranteed Annual Withdrawal Amount percentages at a lower cost. The prospectus is revised as follows:

►	Under the section titled "FEES AND EXPENSES TABLES", the following revisions to the optional endorsement maximum charges and related footnotes are made to the fee table beginning on page 5 of the prospectus:

For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge ("LifeGuard Freedom 6 Net®")[20]	3.00%
For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge ("LifeGuard Freedom 6 Net®") with Optional Income Upgrade (no longer offered as of September 15, 2014)	3.00%
For Life GMWB With Bonus and Step-Up Maximum Annual Charge ("LifeGuard Freedom Flex® GMWB")[22]	3.00%
For Life GMWB With Bonus and Step-Up Maximum Annual Charge ("LifeGuard Freedom Flex® GMWB") with Optional Income Upgrade (no longer offered as of September 15, 2014)	3.00%

20	3.00% of the GWB is the maximum annual charge (based on election of the Income Stream Level 5 GAWA% Table), which charge is payable quarterly. However, for Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the charge is payable each Contract Month. For more information about the charges for this endorsement, including applicable charges for each of the five available GAWA% tables, please see "For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount ("LifeGuard Freedom 6 Net") Charge" beginning on page 38, as supplemented below. For more information about how the endorsement works, including how the GWB is calculated, please see "For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount" beginning on page 81.
22	3.00% of the GWB is the maximum annual charge (based on election of the most expensive combination of options), which charge is payable quarterly. However, for Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the charge is payable each Contract Month. For more information about the charges for this endorsement, including applicable charges for each of the available combination of options, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up ("LifeGuard Freedom Flex GMWB") Charge" beginning on page 40, as supplemented below. For more information about how the endorsement works, including how the GWB is calculated, please see "LifeGuard Freedom Flex GMWB" beginning on page 107.

►	Under the section titled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount ("LifeGuard Freedom 6 Net") Charge" on page 38 of the prospectus, the first paragraph is revised and a new charge table is added as follows:

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB.  The percentage varies depending on which GAWA% table you elect (see table below).  For more information about the GWB and the different GAWA% tables, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount" beginning on page 81.

THE INFORMATION IN THE PROSPECTUS AS MODIFIED BY THIS SUPPLEMENT IS NOT COMPLETE AND MAY BE CHANGED.  WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.  THE PROSPECTUS AS MODIFIED BY THIS SUPPLEMENT IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Supplement Dated September 15, 2014
To The Prospectus Dated April 28, 2014

PERSPECTIVE II®
PERSPECTIVE L SERIESSM ("L Series")

 FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITIES

Issued by
Jackson National Life Insurance Company® and through
Jackson National Separate Account – I

This supplement updates the above-referenced prospectus. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of the prospectus, please contact us at our Annuity Service Center, P.O. Box 30314, Lansing, Michigan, 48909-7814; 1-800-644-4565; www.jackson.com.

REVISED GAWA% TABLES UNDER THE LIFEGUARD FREEDOM 6 NET AND LIFEGUARD FREEDOM FLEX GMWBs.

1. Single Life versions of the LifeGuard Freedom 6 Net and LifeGuard Freedom Flex GMWBs

For single life versions of the LifeGuard Freedom 6 Net and LifeGuard Freedom Flex GMWBs issued on or after September 15, 2014, there are five different Guaranteed Annual Withdrawal Amount percentage tables ("GAWA% tables") that may be available, each with different corresponding charges. The five GAWA% tables are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; the Income Stream Level 3 GAWA% Table; the Income Stream Level 4 GAWA% Table; and the Income Stream Level 5 GAWA% Table. The Income Stream Level 4 and Income Stream Level 5 GAWA% Tables offer the same Guaranteed Annual Withdrawal Amount percentages and charges as the previously named Base and Optional Income Upgrade tables, respectively. The Income Stream Level 1, Income Stream Level 2, and Income Stream Level 3 GAWA% Tables offer reduced Guaranteed Annual Withdrawal Amount percentages at a lower cost. The prospectus is revised as follows:

►	Under the section titled "FEES AND EXPENSES TABLES", the following revisions to the optional endorsement maximum charges and related footnotes are made to the fee table beginning on page 5 of the prospectus:

For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge ("LifeGuard Freedom 6 Net®")[14]	3.00%
For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge ("LifeGuard Freedom 6 Net®") with Optional Income Upgrade (no longer offered as of September 15, 2014)	3.00%
For Life GMWB With Bonus and Step-Up Maximum Annual Charge ("LifeGuard Freedom Flex® GMWB")[16]	3.00%
For Life GMWB With Bonus and Step-Up Maximum Annual Charge ("LifeGuard Freedom Flex® GMWB") with Optional Income Upgrade (no longer offered as of September 15, 2014)	3.00%

14	3.00% of the GWB is the maximum annual charge (based on election of the Income Stream Level 5 GAWA% Table), which charge is payable quarterly. However, for Contracts purchased in Missouri and Washington State, the charge is payable each Contract Month. For more information about the charges for this endorsement, including applicable charges for each of the five available GAWA% tables, please see "For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount ("LifeGuard Freedom 6 Net") Charge" beginning on page 31, as supplemented below. For more information about how the endorsement works, including how the GWB is calculated, please see "For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount" beginning on page 50.
16	3.00% of the GWB is the maximum annual charge (based on election of the most expensive combination of options), which charge is payable quarterly. However, for Contracts purchased in Missouri and Washington State, the charge is payable each Contract Month. For more information about the charges for this endorsement, including applicable charges for each of the available combination of options, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up ("LifeGuard Freedom Flex GMWB") Charge" beginning on page 33, as supplemented below. For more information about how the endorsement works, including how the GWB is calculated, please see "LifeGuard Freedom Flex GMWB" beginning on page 74.

►	Under the section titled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount ("LifeGuard Freedom 6 Net") Charge" on page 31 of the prospectus, the first paragraph is revised and the existing charge table is deleted and replaced with a new charge table as follows:
The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB.  The percentage varies depending on which GAWA% table you elect (see table below).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 19th day of June, 2014.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By:   /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company
(Depositor)

By:    /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	June 19, 2014
Michael A. Wells, President, Chief
Executive Officer, Director and Chairman

*	June 19, 2014
James R. Sopha, Chief Operating Officer
and Director

*	June 19, 2014
P. Chad Myers, Executive Vice President, Chief Financial Officer and Director

*	June 19, 2014
Michael A. Costello, Senior Vice President,
Treasurer and Controller

*	June 19, 2014
Leandra R. Knes, Director

*	June 19, 2014
Thomas P. Hyatte, Senior Vice President, Chief Risk Officer and Director

* By:    /s/ Thomas J. Meyer
Thomas J. Meyer, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Michael A. Wells, P. Chad Myers, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee, and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration  statements,  and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and  requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns Jackson National Separate Account - I (File Nos. 033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128, 333-136472, 333-155675, 333-172874, 333-172875, 333-172877, 333-175718, 333-175719, 333-176619, 333-178774, 333-183048, 333-183049, 333-183050, and 333-192971), Jackson National Separate Account III (File No. 333-41153), Jackson National Separate Account IV (File Nos. 333-108433 and 333-118131), and Jackson National Separate Account V (File No. 333-70697), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale.  The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 31st day of March, 2014.

/s/ MICHAEL A. WELLS
_____________________________________________
Michael A. Wells, President, Chief Executive Officer, Chairman and Director

/s/ JAMES R. SOPHA
_____________________________________________
James R. Sopha, Chief Operating Officer and Director

/s/ P. CHAD MYERS
_____________________________________________
P. Chad Myers, Executive Vice President, Chief Financial Officer and Director

/s/ THOMAS P. HYATTE
_____________________________________________
Thomas P. Hyatte, Senior Vice President, Chief Risk Officer and Director

/s/ MICHAEL A. COSTELLO
_____________________________________________
Michael A. Costello, Senior Vice President, Treasurer and Controller

/s/ LEANDRA R. KNES
_____________________________________________
Leandra R. Knes, Director